Organization and Business Description (Details) - CNY (¥)					6 Months Ended
	Nov. 26, 2024	Dec. 01, 2021	Jun. 08, 2018	Feb. 07, 2018	Mar. 31, 2025	Dec. 09, 2021	Oct. 21, 2021
Organization and Business Description [Line Items]
Date of incorporation					Sep. 29, 2021
Reverse stock split	15-to-1
Global Mofy Caymans [Member]
Organization and Business Description [Line Items]
Equity interests percentage							100.00%
Mofy Metaverse (Beijing) Technology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interests percentage						100.00%
Mofy (Beijing) Filming Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Acquired shares percentage				60.00%
Xi’an Digital Cloud Database Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Acquired shares percentage			60.00%
Global Mofy China [Member]
Organization and Business Description [Line Items]
Equity interests percentage		100.00%
Mofy Hainan [Member]
Organization and Business Description [Line Items]
Consideration amount (in Yuan Renminbi)		¥ 1